Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-42997
Entity Registrant Name	Twenty One Capital, Inc.
Entity Central Index Key	0002070457
Entity Tax Identification Number	39-2506682
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	111 Congress Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(206)
Local Phone Number	552-9859
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	XXI
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false